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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Alpha Equity Advisers, LLC
Address:  471 McLaws Circle, Suite 2
          Williamsburg, VA  23185

Form 13F file number:  028-06095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:  Garry M. Allen
Title:  President & Chief Investment Officer
Phone:  757-220-8355
Signature, Place, and Date of signing:

Garry M. Allen             Williamsburg, VA                November 9, 2001

Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT.
[   ]  13F NOTICE.
[   ]  13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

     (None)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        0

Form 13F Information Table Value Total:    $0.00



List of Other Included Managers:

     (None)
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                           FORM 13F INFORMATION TABLE
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                   TITLE OF              VALUE      SHRS OR       SH/      PUT/
NAME OF ISSUER       CLASS     CUSIP   (x$1000)     PRN AMT       PRN      CALL
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                     INVESTMENT     OTHER            VOTING AUTHORITY
NAME OF ISSUER       DISCRETION    MANAGERS    SOLE      SHARED       NONE
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